                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

    /s/ Errol M. Rudman     New York, New York February 7, 2002
    _____________________   __________________ _________________
         [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:


         NONE








































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $444,372
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None































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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------    --------       --------             ---------      --------      --------
                                               MARKET                                                       VOTING AUTHORITY
                    TITLE          CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS        NUMBER      [X1000]   PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      ------    -------    ---   ----    ----------     --------  ----  ------  ----

AKAMAI TECHNOLOGIES
  INC               COMMON STOCK   00971T101     1800      303100   SH               SOLE                  303100
AMGEN CORP          COMMON STOCK   031162100    18664      330679   SH               SOLE                  330679
AMPHENOL CORP
  NEW-CL A          COMMON STOCK   032095101    20139      419136   SH               SOLE                  419136
BIOSPHERE MEDICAL
  INC               COMMON STOCK   09066V103     8042      713600   SH               SOLE                  713600
CABLEVISION SYSTEMS
  CORP-CL A         COMMON STOCK   12686C109    43713      921238   SH               SOLE                  921238
CABLEVISION SYS
  CORP              COMMON STOCK   12686C844    24157      978000   SH               SOLE                  978000
CENDANT CORP        COMMON STOCK   151313103     4975      253700   SH               SOLE                  253700
CITIGROUP INC       COMMON STOCK   172967101    18811      372638   SH               SOLE                  372638
FURNITURE BRANDS
  INTERNATIONAL     COMMON STOCK   360921100    11756      367150   SH               SOLE                  367150
HCA - THE
  HEALTHCARE
  COMPANY           COMMON STOCK   404119109    20778      539119   SH               SOLE                  539119
HALLIBURTON CO      COMMON STOCK   406216101     1296       98900   SH               SOLE                   98900
J P MORGAN CHASE
  & CO              COMMON STOCK   46625H100     6772      186300   SH               SOLE                  186300
LIBERTY MEDIA CORP  COMMON STOCK   530718105    14147     1010500   SH               SOLE                 1010500
LIFEPOINT HOSPITALS
  INC               COMMON STOCK   53219L109    16949      497914   SH               SOLE                  497914
MERRILL LYNCH & CO
  INC               COMMON STOCK   590188108     7185      137850   SH               SOLE                  137850
MOHAWK INDUSTRIES
  INC               COMMON STOCK   608190104    53590      976500   SH               SOLE                  976500
NEUBERGER BERMAN
  INC.              COMMON STOCK   641234109    15062      343100   SH               SOLE                  343100
***NEWS CORP
  LTD-ADR NEW       COMMON STOCK   652487703     3287      103325   SH               SOLE                  103325
PENNZOIL-QUAKER
  STATE CO          COMMON STOCK   709323109      145       10000   SH               SOLE                   10000
PROVINCE HEALTHCARE
  CO                COMMON STOCK   743977100     3913      126800   SH               SOLE                  126800
PRUDENTIAL
  FINANCIAL INC     COMMON STOCK   744320102    18985      572000   SH               SOLE                  572000
REGENERON


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  PHARMACEUTICALS
  INC               COMMON STOCK   75886F107      748       26550   SH               SOLE                   26550
RITE AID CORP       COMMON STOCK   767754104     2033      401700   SH               SOLE                  401700
SCHERING PLOUGH
  CORP              COMMON STOCK   806605101     5934      165700   SH               SOLE                  165700
SEPRACOR INC        COMMON STOCK   817315104    23423      410506   SH               SOLE                  410506
SOTHEBYS HOLDINGS
  INC-CL A          COMMON STOCK   835898107     6618      398450   SH               SOLE                  398450
TICKETMASTER        COMMON STOCK   88633P203     2951      180057   SH               SOLE                  180057
USA NETWORKS INC    COMMON STOCK   902984103    18641      682567   SH               SOLE                  682567
VCAMPUS CORP        COMMON STOCK   92240C100      240      546035   SH               SOLE                  546035
WASTE MANAGEMENT
  INC DEL           COMMON STOCK   94106L109     1385       43400   SH               SOLE                   43400
***ACCENTURE LTD
  CL-A              COMMON STOCK   G1150G111    17797      661100   SH               SOLE                  661100
XOMA LTD-(BERMUDA)  COMMON STOCK   G9825R107     3335      338600   SH               SOLE                  338600
CABLEVISION SYSTEMS
  CORP-CL A         CALL           12686C109    29424      620100   SH    CALL       SOLE                  620100
SCHERING PLOUGH
  CORP              CALL           806605101    17679      493700   SH    CALL       SOLE                  493700

                                               444372                     No. of Other Managers  0






























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